                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21160

Morgan Stanley Fundamental Value Fund
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                       (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2004

Date of reporting period: March 31, 2004


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Fundamental Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended March 31, 2004

TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2004

                                                                        LIPPER         LIPPER
                                                    RUSSELL          MULTI-CAP      LARGE-CAP
                                                 1000 VALUE              VALUE     CORE FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D       INDEX(1)     FUNDS INDEX(2)       INDEX(3)
  14.41%      13.96%      13.96%      14.52%         17.65%            16.62%          11.97%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

The market continued its trend of steadily improving performance for most of the six months ended March 31, 2004. Stocks climbed higher during the period as the economy showed further signs of improvement and investor confidence grew on company reports of improved profitability. Continuing low inflation and the maintenance of low interest rates by the Federal Reserve provided an environment that further supported the rising investor confidence and aided the market's recovery. In March, however, the possibility of having both interest rates and inflation rates rise compromised the positive effects of this environment and began to slow market growth.

Performance was particularly strong in the basic materials, consumer discretionary and technology sectors during the six-month period under review. These sectors are economically sensitive and stand to gain the most from periods of economic recovery. The basic materials sector saw improvement early in the economic recovery as companies moved to expand production, leading to greater demand for raw materials. The consumer discretionary area benefited from continued strength in consumer spending and technology experienced similar growth as the low interest rate environment encouraged companies to spend on technology upgrades they had put off earlier.

In contrast, the health care and consumer durables sectors lagged during the period. Pharmaceuticals stocks were weakened by concerns over patent expirations, recent issues surrounding drug reimportation and the absence of promising new drugs in the pipeline. The health care sector posted strong returns, but fell short of the gains made by the more cyclical sectors. Similarly, auto manufacturers experienced heavy competition, resulting in offers of zero percent financing and other incentives that led to diminishing profit margins and made industry growth difficult. Several auto companies were also hurt by mounting concerns over their pension liabilities.

PERFORMANCE ANALYSIS

For the six month period ended March 31, 2004, Morgan Stanley Fundamental Value Fund underperformed the Russell 1000 Value Index and the Lipper Multi-Cap Value Funds Index, the Fund's Lipper classification as of this report date. During the same time period, the Fund outperformed the Lipper Large-Cap Core Funds Index, the Fund's original Lipper classification. Over this period an underweighted stance relative to the Russell 1000 Value Index in the financial and technology sectors and our stock selection within those industries served as major drivers of underperformance. Our strategy in financial-sector stock selection was driven by our belief that interest rates were more likely to rise than fall during the period, given what at the time were multidecade low levels. As a result, we adjusted the Fund's holdings to de-emphasize the most heavily interest-rate sensitive stocks and industries such as regional banks, a stance that hampered the Fund's returns when interest rates remained lower than we had anticipated throughout the period. This strategy also limited the Fund's ability to capitalize on the refinancing boom triggered by low rates. We were similarly defensive in the Fund's technology holdings, choosing to emphasize higher-quality companies rather than the lower-quality, more speculative stocks that ultimately rallied most strongly. We viewed semiconductor and hardware stocks as having been overvalued at the beginning of the period and as a result limited the portfolio's exposure to those industries, but both went on to post strong gains. In addition, Microsoft turned out to be the second-worst-performing holding for the Fund as its legal problems with the European Union during the period weakened confidence in the stock.

Several of our strategies did, however, bear fruit during the period. Overweighting in basic materials benefited the Fund as a recovering economy boosted demand for raw materials. The gold- and copper-mining company Phelps Dodge, for instance, became the Fund's best-performing security as demand for copper rose significantly, driven particularly by China's escalating imports of metals and other commodities. Stock selection in the industrials sector also led to positive performance as the result of a slightly overweighted position relative to the Russell 1000 Value Index in producer durables during a period when building and infrastructure needs were rising. An underweighted position relative to the Russell 1000 Value Index in the utilities sector also benefited performance for the Fund, as did stock selection within that sector. Exposure to Edison International, for instance, proved to be a positive allocation as the company enjoyed a turnaround and gained sharply during the period.

   TOP 10 HOLDINGS
   Chubb Corp.                                           3.0%
   Bristol-Myers Squibb Co.                              2.9
   Parker-Hannifin Corp.                                 2.5
   Bank One Corp.                                        2.4
   Verizon Communications Inc.                           2.4
   BP PLC-ADR                                            2.3
   Schlumberger Ltd.                                     2.3
   Bayer AG-ADR                                          2.2
   ConocoPhillips                                        2.2
   Kimberly-Clark Corp.                                  2.0

   TOP 5 INDUSTRIES
   Integrated Oil                                        7.9%
   Pharmaceuticals: Major                                6.7
   Financial Conglomerates                               5.0
   Property - Casualty Insurers                          4.6
   Media Conglomerates                                   3.8

Data as of March 31, 2004. Subject to change daily. All percentages are a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65% OF ITS ASSETS IN COMMON STOCKS AND OTHER EQUITY SECURITIES, WHICH CAN INCLUDE DEPOSITARY RECEIPTS, PREFERRED STOCKS OR SECURITIES CONVERTIBLE INTO COMMON OR PREFERRED STOCK. THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., PRIMARILY FOCUSES ON EQUITY SECURITIES OF LARGER CAPITALIZATION COMPANIES (E.G., COMPANIES WITH OVER $10 BILLION OF MARKET CAPITALIZATION CURRENTLY), BUT THE FUND MAY ALSO INVEST IN SMALL AND MEDIUM-SIZED COMPANIES. UP TO 15% OF THE FUND'S NET ASSETS MAY BE INVESTED IN CONVERTIBLE SECURITIES RATED BELOW INVESTMENT GRADE (COMMONLY REFERRED TO AS "JUNK BONDS"). THE FUND MAY ALSO INVEST UP TO 25% OF ITS NET ASSETS IN FOREIGN SECURITIES. THIS PERCENTAGE LIMITATION, HOWEVER, DOES NOT APPLY TO FOREIGN SECURITIES THAT ARE TRADED IN THE UNITED STATES ON A NATIONAL SECURITIES EXCHANGE.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED MARCH 31, 2004

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 10/29/02)         (since 10/29/02)         (since 10/29/02)          (since 10/29/02)
   SYMBOL                              FVFAX                     FVFBX                    FVFCX                    FVFDX
   1 YEAR                              32.56%(4)                 31.50%(4)                31.61%(4)                32.92%(4)
                                       25.60(5)                  26.50(5)                 30.61(5)
   SINCE INCEPTION                     22.04(4)                  21.09(4)                 21.12(4)                 22.30(4)
                                       17.50(5)                  18.48(5)                 21.12(5)

Past performance is no guarantee of future results and current performance may be lower or higher than the figures shown. For more up-to-date information, including month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

--------------------------------------------------------------------------------
Notes on Performance

(1) The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Multi-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) The Lipper Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(4) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

Morgan Stanley Fundamental Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (91.7%)

              Advertising/Marketing
              Services (1.3%)
   94,790     Interpublic Group of
               Companies, Inc.
               (The)*..................  $  1,457,870
                                         ------------

              Auto Parts: O.E.M. (1.5%)
   20,900     Magna International Inc.
               (Class A) (Canada)......     1,655,280
                                         ------------
              Broadcasting (1.9%)
   50,700     Clear Channel
               Communications, Inc. ...     2,147,145
                                         ------------

              Chemicals: Major
              Diversified (2.2%)
  101,900     Bayer AG (ADR)
               (Germany)*..............     2,486,360
                                         ------------

              Containers/ Packaging
              (1.8%)
   31,200     Temple-Inland, Inc. .....     1,976,208
                                         ------------

              Data Processing Services
              (2.9%)
   27,060     Automatic Data
               Processing, Inc. .......     1,136,520
   49,200     First Data Corp. ........     2,074,272
                                         ------------
                                            3,210,792
                                         ------------
              Department Stores (1.0%)
   22,000     Kohl's Corp.*............     1,063,260
                                         ------------
              Discount Stores (2.3%)
   23,600     Target Corp. ............     1,062,944
   24,460     Wal-Mart Stores, Inc. ...     1,460,017
                                         ------------
                                            2,522,961
                                         ------------
              Electric Utilities (3.4%)
   68,360     Edison International.....     1,660,464
   36,430     Entergy Corp. ...........     2,167,585
                                         ------------
                                            3,828,049
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Finance/Rental/ Leasing
              (3.7%)
   29,400     Fannie Mae...............  $  2,185,890
   32,100     Freddie Mac..............     1,895,826
                                         ------------
                                            4,081,716
                                         ------------
              Financial Conglomerates
              (5.0%)
   40,410     Citigroup Inc. ..........     2,089,197
   53,020     J.P. Morgan Chase &
               Co. ....................     2,224,189
   27,540     Prudential Financial,
               Inc. ...................     1,233,241
                                         ------------
                                            5,546,627
                                         ------------
              Financial Publishing/
              Services (1.3%)
   55,430     Equifax, Inc. ...........     1,431,203
                                         ------------

              Food: Major Diversified
              (0.8%)
   28,830     Kraft Foods Inc. (Class
               A)......................       922,848
                                         ------------

              Food: Specialty/ Candy
              (1.2%)
   42,310     Cadbury Schweppes PLC
               (ADR) (United
               Kingdom)*...............     1,360,266
                                         ------------

              Hotels/Resorts/
              Cruiselines (2.9%)
  102,487     Hilton Hotels Corp. .....     1,665,414
   38,650     Starwood Hotels & Resorts
               Worldwide, Inc. ........     1,565,325
                                         ------------
                                            3,230,739
                                         ------------
              Household/Personal Care
              (2.1%)
   36,680     Kimberly-Clark Corp. ....     2,314,508
                                         ------------

              Industrial Conglomerates
              (1.1%)
   17,660     Ingersoll-Rand Co. Ltd.
               (Class A) (Bermuda).....     1,194,699
                                         ------------

              Industrial Machinery
              (2.6%)
   50,820     Parker-Hannifin Corp. ...     2,871,330
                                         ------------

6
                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Information Technology
              Services (2.2%)
   32,550     Accenture Ltd. (Class A)
               (Bermuda)*..............  $    807,240
   17,480     International Business
               Machines Corp. .........     1,605,363
                                         ------------
                                            2,412,603
                                         ------------
              Integrated Oil (7.9%)
   51,750     BP PLC (ADR) (United
               Kingdom)................     2,649,600
   35,590     ConocoPhillips...........     2,484,538
   38,850     Exxon Mobil Corp. .......     1,615,771
   42,500     Royal Dutch Petroleum Co.
               (Netherlands)...........     2,022,150
                                         ------------
                                            8,772,059
                                         ------------
              Investment Banks/ Brokers
              (3.8%)
   24,100     Lehman Brothers Holdings
               Inc. ...................     1,997,167
   37,040     Merrill Lynch & Co.,
               Inc. ...................     2,206,102
                                         ------------
                                            4,203,269
                                         ------------
              Major Banks (3.4%)
   12,740     Bank of America Corp. ...     1,031,685
   50,880     Bank One Corp. ..........     2,773,978
                                         ------------
                                            3,805,663
                                         ------------
              Major Telecommunications
              (3.8%)
   78,400     Sprint Corp. (FON
               Group)..................     1,444,912
   75,330     Verizon Communications
               Inc. ...................     2,752,558
                                         ------------
                                            4,197,470
                                         ------------
              Managed Health Care
              (1.4%)
   26,050     CIGNA Corp. .............     1,537,471
                                         ------------
              Media Conglomerates
              (3.8%)
   79,140     Disney (Walt) Co.
               (The)...................     1,977,709
  134,130     Time Warner Inc.*........     2,261,432
                                         ------------
                                            4,239,141
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Medical Specialties
              (1.5%)
   28,470     Bausch & Lomb, Inc. .....  $  1,707,346
                                         ------------

              Motor Vehicles (1.5%)
   70,700     Honda Motor Co., Ltd.
               (ADR) (Japan)...........     1,635,998
                                         ------------

              Multi-Line Insurance
              (2.0%)
   34,930     Hartford Financial
               Services Group, Inc.
               (The)...................     2,225,041
                                         ------------

              Oilfield Services/
              Equipment (2.3%)
   40,130     Schlumberger Ltd. .......     2,562,301
                                         ------------

              Other Metals/ Minerals
              (1.5%)
   20,550     Phelps Dodge Corp.*......     1,678,113
                                         ------------

              Packaged Software (1.7%)
   16,950     Computer Associates
               International, Inc. ....       455,277
   58,200     Microsoft Corp. .........     1,453,254
                                         ------------
                                            1,908,531
                                         ------------
              Pharmaceuticals: Major
              (6.7%)
  133,350     Bristol-Myers Squibb
               Co. ....................     3,231,071
   21,060     Roche Holdings Ltd. (ADR)
               (Switzerland)*..........     2,016,495
  134,430     Schering-Plough Corp. ...     2,180,455
                                         ------------
                                            7,428,021
                                         ------------
              Property - Casualty
              Insurers (4.6%)
   48,740     Chubb Corp. (The)........     3,389,380
  100,390     Travelers Property
               Casualty Corp. (Class
               A)......................     1,721,689
                                         ------------
                                            5,111,069
                                         ------------
              Railroads (1.4%)
   72,570     Norfolk Southern
               Corp. ..................     1,603,071
                                         ------------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Restaurants (0.9%)
   35,360     McDonald's Corp. ........  $  1,010,235
                                         ------------

              Telecommunication
              Equipment (1.4%)
   74,290     Nokia Corp. (ADR)
               (Finland)...............     1,506,601
                                         ------------

              Tobacco (0.9%)
   18,230     Altria Group, Inc. ......       992,624
                                         ------------
              Total Common Stocks (Cost
              $85,301,655).............   101,838,488
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Convertible Bonds (2.5%)

              Biotechnology (1.2%)
 $  1,307     Genzyme Corp.
               3.00% due 05/15/21......     1,324,971
                                         ------------

              Chemicals: Specialty
              (0.0%)
       23     Millennium Chemical
               Inc. - 144A**
               4.00% due 11/15/23......        32,401
                                         ------------
              Oil & Gas Pipelines
              (1.3%)
    3,179     El Paso Corp.
               0.00% due 02/28/21......     1,494,130
                                         ------------
              Total Convertible Bonds
              (Cost $2,476,581)........     2,851,502
                                         ------------
NUMBER OF
 SHARES
-----------
              Convertible Preferred Stocks (4.8%)

              Electric Utilities (1.7%)
   56,500     Centerpoint Energy
               Inc. ...................     1,897,214
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------

              Integrated Oil (1.4%)
   25,000     Amerada Hess Corp.
               $3.50...................  $  1,578,750
                                         ------------

              Medical Specialties
              (1.7%)
   35,300     Baxter International
               $3.50...................     1,906,200
                                         ------------
              Total Convertible
              Preferred Stocks (Cost
              $4,803,286)..............     5,382,164
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Short-Term Investment (2.9%)
              Repurchase Agreement
 $  3,292     Joint repurchase
               agreement account 1.055%
               due 04/01/04 (dated
               03/31/04; proceeds
               $3,292,096) (a)
               (Cost $3,292,000).......     3,292,000
                                         ------------

Total Investments
(Cost $95,873,522) (b).............................................   101.9%     113,364,154
Liabilities in Excess of Other Assets..............................    (1.9)      (1,972,346)
                                                                      -----     ------------
Net Assets.........................................................   100.0%    $111,391,808
                                                                      =====     ============

---------------------

    ADR  American Depository Receipt.
     *   Non-income producing security.
    ** Resale is restricted to qualified institutional investors.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $18,160,555 and the aggregate gross unrealized depreciation is $669,923, resulting in net unrealized depreciation of $17,490,632.

8
                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $95,873,522)........................................  $113,364,154
Receivable for:
    Investments sold........................................       898,676
    Shares of beneficial interest sold......................       302,096
    Dividends...............................................       197,479
    Interest................................................        15,390
Prepaid expenses and other assets...........................        67,157
Receivable from affiliate...................................        24,320
                                                              ------------
    Total Assets............................................   114,869,272
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     3,187,328
    Shares of beneficial interest redeemed..................        98,754
    Distribution fee........................................        77,760
    Investment management fee...............................        75,534
Accrued expenses and other payables.........................        38,088
                                                              ------------
    Total Liabilities.......................................     3,477,464
                                                              ------------
    Net Assets..............................................  $111,391,808
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................   $92,457,964
Net unrealized appreciation.................................    17,490,632
Accumulated undistributed net investment income.............       118,213
Accumulated undistributed net realized gain.................     1,324,999
                                                              ------------
    Net Assets..............................................  $111,391,808
                                                              ============
Class A Shares:
Net Assets..................................................   $30,405,518
Shares Outstanding (unlimited authorized, $.01 par value)...     2,368,170
    Net Asset Value Per Share...............................        $12.84
                                                              ============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......        $13.55
                                                              ============
Class B Shares:
Net Assets..................................................   $73,926,041
Shares Outstanding (unlimited authorized, $.01 par value)...     5,788,403
    Net Asset Value Per Share...............................        $12.77
                                                              ============
Class C Shares:
Net Assets..................................................    $4,786,669
Shares Outstanding (unlimited authorized, $.01 par value)...       374,659
    Net Asset Value Per Share...............................        $12.78
                                                              ============
Class D Shares:
Net Assets..................................................    $2,273,580
Shares Outstanding (unlimited authorized, $.01 par value)...       176,900
    Net Asset Value Per Share...............................        $12.85
                                                              ============

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended March 31, 2004 (unaudited)

Net Investment Income:
Income
Dividends (net of $7,353 foreign withholding tax)...........  $ 1,073,958
Interest....................................................       77,747
                                                              -----------
    Total Income............................................    1,151,705
                                                              -----------
Expenses
Investment management fee...................................      389,813
Distribution fee (Class A shares)...........................       29,956
Distribution fee (Class B shares)...........................      331,244
Distribution fee (Class C shares)...........................       21,537
Transfer agent fees and expenses............................       48,301
Professional fees...........................................       31,407
Shareholder reports and notices.............................       14,970
Registration fees...........................................        9,377
Custodian fees..............................................        8,240
Offering costs..............................................        7,788
Trustees' fees and expenses.................................        1,139
Other.......................................................        3,587
                                                              -----------
    Total Expenses..........................................      897,359
                                                              -----------
    Net Investment Income...................................      254,346
                                                              -----------
Net Realized and Unrealized Gain:
Net realized gain...........................................    2,532,706
Net change in unrealized appreciation.......................   10,277,259
                                                              -----------
    Net Gain................................................   12,809,965
                                                              -----------
Net Increase................................................  $13,064,311
                                                              ===========

10
                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                                 FOR THE PERIOD
                                                               FOR THE SIX     OCTOBER 29, 2002*
                                                               MONTHS ENDED         THROUGH
                                                              MARCH 31, 2004   SEPTEMBER 30, 2003
                                                              --------------   ------------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $    254,346       $   326,350
Net realized gain...........................................      2,532,706           813,049
Net change in unrealized appreciation.......................     10,277,259         7,213,373
                                                               ------------       -----------
    Net Increase............................................     13,064,311         8,352,772
                                                               ------------       -----------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................       (233,117)           (6,885)
    Class B shares..........................................       (185,883)          (43,142)
    Class C shares..........................................        (12,395)           (4,476)
    Class D shares..........................................        (18,615)           (5,498)
Net realized gain
    Class A shares..........................................       (619,304)         --
    Class B shares..........................................     (1,277,686)         --
    Class C shares..........................................        (84,253)         --
    Class D shares..........................................        (39,513)         --
                                                               ------------       -----------
    Total Dividends and Distributions.......................     (2,470,766)          (60,001)
                                                               ------------       -----------

Net increase from transactions in shares of beneficial
  interest..................................................      8,686,977        83,718,515
                                                               ------------       -----------
    Net Increase............................................     19,280,522        92,011,286
Net Assets:
Beginning of period.........................................     92,111,286           100,000
                                                               ------------       -----------
End of Period
(Including accumulated undistributed net investment income
of $118,213 and $313,877, respectively).....................   $111,391,808       $92,111,286
                                                               ============       ===========

---------------------

*    Commencement of operations.

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Fundamental Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek total return. The Fund seeks to achieve its objective by investing primarily in common stocks and other securities. The Fund was organized as a Massachusetts business trust on July 11, 2002 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on October 29, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or The Investment Manager determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED) continued

that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED) continued

G. Offering Costs -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of $7,788, all of which were absorbed by the Investment Manager. Such expenses were deferred and fully amortized as of October 28, 2003.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager had agreed to waive its fee and assume all operating expenses (except for distribution fees) until such time as the Fund reached $50 million of net assets or December 31, 2003, whichever occurred first. On April 15, 2003, the Fund reached $50 million of net assets. At March 31, 2004, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $891,709 at March 31, 2004.

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.19% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $45,568 and $776, respectively and received $26,746 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2004 aggregated $42,480,841 and $34,013,065, respectively.

For the six months ended March 31, 2004, the Fund incurred brokerage commissions of $5,362 with Morgan Stanley & Co., Inc. an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         FOR THE PERIOD
                                                             FOR THE SIX                OCTOBER 29, 2002*
                                                            MONTHS ENDED                     THROUGH
                                                           MARCH 31, 2004              SEPTEMBER 30, 2003
                                                       -----------------------       -----------------------
                                                             (unaudited)
                                                        SHARES       AMOUNT           SHARES       AMOUNT
                                                       ---------   -----------       ---------   -----------
CLASS A SHARES
Sold.................................................    168,541   $ 2,090,939       3,450,994   $35,518,136
Reinvestment of dividends and distributions..........     --           --                  616         6,380
Redeemed.............................................   (540,274)   (6,690,786)       (714,207)   (7,443,094)
                                                       ---------   -----------       ---------   -----------
Net increase (decrease) - Class A....................   (371,733)   (4,599,847)      2,737,403    28,081,422
                                                       ---------   -----------       ---------   -----------
CLASS B SHARES
Sold.................................................  1,583,988    19,798,868       5,195,267    55,083,038
Reinvestment of dividends and distributions..........     --           --                3,585        37,138
Redeemed.............................................   (631,434)   (7,928,145)       (365,503)   (4,034,907)
                                                       ---------   -----------       ---------   -----------
Net increase - Class B...............................    952,554    11,870,723       4,833,349    51,085,269
                                                       ---------   -----------       ---------   -----------
CLASS C SHARES
Sold.................................................     99,566     1,238,515         358,198     3,791,527
Reinvestment of dividends and distributions..........     --           --                  379         3,926
Redeemed.............................................    (30,256)     (380,952)        (55,728)     (595,685)
                                                       ---------   -----------       ---------   -----------
Net increase - Class C...............................     69,310       857,563         302,849     3,199,768
                                                       ---------   -----------       ---------   -----------
CLASS D SHARES
Sold.................................................     77,438       961,530         185,444     1,953,826
Reinvestment of dividends and distributions..........     --           --                  485         5,026
Redeemed.............................................    (31,524)     (402,992)        (57,443)     (606,796)
                                                       ---------   -----------       ---------   -----------
Net increase - Class D...............................     45,914       558,538         128,486     1,352,056
                                                       ---------   -----------       ---------   -----------
Net increase in Fund.................................    696,045   $ 8,686,977       8,002,087   $83,718,515
                                                       =========   ===========       =========   ===========

---------------------
   * Commencement of operations.

7. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED) continued

the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Fundamental Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                 FOR THE PERIOD
                                                               FOR THE SIX     OCTOBER 29, 2002*
                                                               MONTHS ENDED         THROUGH
                                                              MARCH 31, 2004   SEPTEMBER 30, 2003
                                                              --------------   ------------------
                                                               (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period........................      $11.54             $10.00
                                                                  ------             ------

Income from investment operations:
    Net investment income++.................................        0.07               0.10
    Net realized and unrealized gain........................        1.57               1.49
                                                                  ------             ------

Total income from investment operations.....................        1.64               1.59
                                                                  ------             ------

Less dividends and distributions from:
    Net investment income...................................       (0.09)           --
    Net realized gain.......................................       (0.25)             (0.05)
                                                                  ------             ------

Total dividends and distributions...........................       (0.34)             (0.05)
                                                                  ------             ------

Net asset value, end of period..............................      $12.84             $11.54
                                                                  ======             ======

Total Return+(1)............................................       14.41%             15.99%

Ratios to Average Net Assets(2)(3):
Expenses....................................................        1.18%              1.11%(4)

Net investment income.......................................        1.04%              1.17%(4)

Supplemental Data:
Net assets, end of period, in thousands.....................     $30,406            $31,616

Portfolio turnover rate(1)..................................          28%                76%

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 1.51% and 0.77%, respectively.

18
                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                 FOR THE PERIOD
                                                               FOR THE SIX     OCTOBER 29, 2002*
                                                               MONTHS ENDED         THROUGH
                                                              MARCH 31, 2004   SEPTEMBER 30, 2003
                                                              --------------   ------------------
                                                               (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period........................      $11.47             $10.00
                                                                  ------             ------

Income from investment operations:
    Net investment income++.................................        0.01               0.05
    Net realized and unrealized gain........................        1.58               1.46
                                                                  ------             ------

Total income from investment operations.....................        1.59               1.51
                                                                  ------             ------

Less dividends and distributions from:
    Net investment income...................................       (0.04)           --
    Net realized gain.......................................       (0.25)             (0.04)
                                                                  ------             ------

Total dividends and distributions...........................       (0.29)             (0.04)
                                                                  ------             ------

Net asset value, end of period..............................      $12.77             $11.47
                                                                  ======             ======

Total Return+(1)............................................       13.96%             15.16%

Ratios to Average Net Assets(2)(3):
Expenses....................................................        1.99%              1.86%(4)

Net investment income.......................................        0.23%              0.42%(4)

Supplemental Data:
Net assets, end of period, in thousands.....................     $73,926            $55,477

Portfolio turnover rate(1)..................................          28%                76%

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 2.26% and 0.02%, respectively.

                                                                              19
                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                 FOR THE PERIOD
                                                               FOR THE SIX     OCTOBER 29, 2002*
                                                               MONTHS ENDED         THROUGH
                                                              MARCH 31, 2004   SEPTEMBER 30, 2003
                                                              --------------   ------------------
                                                               (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period........................      $11.48             $10.00
                                                                  ------             ------

Income from investment operations:
    Net investment income++.................................        0.01               0.06
    Net realized and unrealized gain........................        1.58               1.46
                                                                  ------             ------

Total income from investment operations.....................        1.59               1.52
                                                                  ------             ------

Less dividends and distributions from:
    Net investment income...................................       (0.04)           --
    Net realized gain.......................................       (0.25)             (0.04)
                                                                  ------             ------

Total dividends and distributions...........................       (0.29)             (0.04)
                                                                  ------             ------

Net asset value, end of period..............................      $12.78             $11.48
                                                                  ======             ======

Total Return+(1)............................................       13.96%             15.22%

Ratios to Average Net Assets(2)(3):
Expenses....................................................        1.99%              1.86%(4)

Net investment income.......................................        0.23%              0.42%(4)

Supplemental Data:
Net assets, end of period, in thousands.....................      $4,787             $3,504

Portfolio turnover rate(1)..................................          28%                76%

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 2.26% and 0.02%, respectively.

20
                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                 FOR THE PERIOD
                                                               FOR THE SIX     OCTOBER 29, 2002*
                                                               MONTHS ENDED         THROUGH
                                                              MARCH 31, 2004   SEPTEMBER 30, 2003
                                                              --------------   ------------------
                                                               (unaudited)

Class D Shares
Selected Per Share Data:

Net asset value, beginning of period........................      $11.56             $10.00
                                                                  ------             ------

Income from investment operations:
    Net investment income++.................................        0.08               0.18
    Net realized and unrealized gain........................        1.58               1.44
                                                                  ------             ------

Total income from investment operations.....................        1.66               1.62
                                                                  ------             ------

Less dividends and distributions from:
    Net investment income...................................       (0.12)           --
    Net realized gain.......................................       (0.25)             (0.06)
                                                                  ------             ------

Total dividends and distributions...........................       (0.37)             (0.06)
                                                                  ------             ------

Net asset value, end of period..............................      $12.85             $11.56
                                                                  ======             ======

Total Return+(1)............................................       14.52%             16.24%

Ratios to Average Net Assets(2)(3):
Expenses....................................................        0.99%              0.86%(4)

Net investment income.......................................        1.23%              1.42%(4)

Supplemental Data:
Net assets, end of period, in thousands.....................      $2,274             $1,514

Portfolio turnover rate(1)..................................          28%                76%

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 1.26% and 1.02%, respectively.

                                                                              21
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2004 Morgan Stanley

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MORGAN STANLEY FUNDS

Morgan Stanley
Fundamental
Value Fund

Semiannual Report
March 31, 2004

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                                                     39938RPT-RA04-00143P-Y03/04
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Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 -- Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



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(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics -- Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Fundamental Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2004


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